Note 13 - Employee Benefits (Details) - Contributions Paid by the Bank (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 13 - Employee Benefits (Details) - Contributions Paid by the Bank [Line Items]
Contribution paid by the Bank- Amount	$ 210	$ 257	$ 406
Date 1 [Member]
Note 13 - Employee Benefits (Details) - Contributions Paid by the Bank [Line Items]
Contribution paid by the Bank- Date	Oct. 15, 2014	Oct. 15, 2013	Jan. 09, 2012
Contribution paid by the Bank- Amount	46	42	234	[1]
Date 2 [Member]
Note 13 - Employee Benefits (Details) - Contributions Paid by the Bank [Line Items]
Contribution paid by the Bank- Date	Dec. 30, 2014	Dec. 30, 2013	Oct. 12, 2012
Contribution paid by the Bank- Amount	164	215	38
Date 3 [Member]
Note 13 - Employee Benefits (Details) - Contributions Paid by the Bank [Line Items]
Contribution paid by the Bank- Date			Dec. 31, 2012
Contribution paid by the Bank- Amount			$ 134

[1]	An additional contribution of $234,000 was accrued at December 31, 2011 and paid in the first quarter of 2012.